Share Based Awards (Details Narrative) - USD ($)	3 Months Ended					9 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2021	Jan. 31, 2020	Apr. 01, 2020	Apr. 30, 2020	Apr. 30, 2019
Number of shares issuable in connection with Awards under the Plan, maximum						8,750,000			8,750,000
Stock compensation expense recognized	$ 854,195	$ 107,061	$ 107,061	$ 149,462	$ 12,067	$ 1,068,317	$ 161,529	$ 269,895	$ 269,895
Options exercisable, amount	964,143					$ 964,143			$ 339,142
Remaining weighted average contractural term of options outstanding						6 years 7 months 17 days			9 years 2 months 19 days
Aggregate intrinsic value of outstanding options	$ 7,062,446					$ 7,062,446			$ 848,283
October 2019 Issuances
Options issued, number of common stock shares available for purchase						350,000			350,000
Options issued, value						$ 477,500			$ 477,500
Assumptions used, expected volatility						75.00%			75.00%
Assumptions used, risk free interest rate, minimum						1.59%			1.59%
Assumptions used, risk free interest rate, maximum						1.74%			1.74%
Assumptions used, expected life, minimum						5 years			5 years
Assumptions used, expected life, maximum						10 years			10 years
Assumptions used, expected dividend yield						0.00%			0.00%
January 2020 Issuances (1)
Options issued, number of common stock shares available for purchase						1,100,000			1,100,000
Options issued, value						$ 707,300			$ 707,300
Assumptions used, expected volatility						75.00%			75.00%
Assumptions used, risk free interest rate, maximum						1.74%			1.74%
Assumptions used, expected life, maximum						10 years			10 years
Assumptions used, expected dividend yield						0.00%			0.00%
January 2020 Issuances (2)
Options issued, number of common stock shares available for purchase						147,475			147,475
Options issued, value						$ 94,826			$ 94,826
Assumptions used, expected volatility						75.00%			75.00%
Assumptions used, risk free interest rate, maximum						1.74%			1.74%
Assumptions used, expected life, maximum						10 years			10 years
Assumptions used, expected dividend yield						0.00%			0.00%
January 2021 Issuances
Restricted stock issued, shares						1,000,000
Restricted stock issued, value						$ 2,690,000